PARENT COMPANY (Condensed Statement of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES
Net income	$ 392	$ 329	$ 293	$ 311	$ 322	$ 460	$ 266	$ 299	$ 1,325	$ 1,347	$ 920
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Other, net									88	86	101
Available-for-sale:
Purchases of investments									(72,318)	(54,653)
Proceeds from repayments of investments									21,137	14,890	47,200
FINANCING ACTIVITIES
Cash dividends paid									(489)	(329)	(329)
Increase in Unallocated ESOP shares									(50)	(548)	(950)
Release of ESOP shares									52	12
Increase (decrease) in cash and cash equivalents									(1,230)	2,213	(567)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				3,573				1,360	3,573	1,360	1,927
CASH AND CASH EQUIVALENTS AT END OF YEAR	2,343				3,573				2,343	3,573	1,360
Parent Company [Member]
OPERATING ACTIVITIES
Net income									1,325	1,347	920
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed earnings of subsidiary									(170)	(173)	(283)
Other, net									(1)	(60)	13
Net cash provided by operating activities									1,154	1,114	650
Available-for-sale:
Purchases of investments									(1,998)
Proceeds from repayments of investments									2,000
Net cash used for investing activities									2
FINANCING ACTIVITIES
Cash dividends paid									(489)	(329)	(329)
Purchase of treasury stock									(19)	(186)	(10)
Increase in Unallocated ESOP shares									(47)	(504)	(950)
Release of ESOP shares									52
Net cash provided by financing activities									(503)	(1,019)	(1,289)
Increase (decrease) in cash and cash equivalents									653	95	(639)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				$ 1,508				$ 1,413	1,508	1,413	2,052
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 2,161				$ 1,508				$ 2,161	$ 1,508	$ 1,413